As filed with the Securities and Exchange Commission on December 28, 2017

File No. 033-63935 811-05439

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 ____________________________________
FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
  ____________________________________

Pre-Effective Amendment No.
Post-Effective Amendment No.	36
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	279
VARIABLE ACCOUNT D
(Exact Name of Registrant)
UNION SECURITY INSURANCE COMPANY
(Name of Depositor)
2323 Grand Boulevard
Kansas City, MO 64108
(Address of Depositor’s Principal Offices)
(816) 474-2345
(Depositor’s Telephone Number, Including Area Code)
LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
860-547-4390
(Name and Address of Agent for Service)
  ____________________________________
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.
 ____________________________________
It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on December 28, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 36, by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 033-63935), as filed on April 20, 2017.

A Supplement to the Prospectus, dated December 28, 2017, is included in Part A of this Post-Effective Amendment, and a Supplement to the Statement of Additional Information, dated December 28, 2017 is included in Part B of this Post-Effective Amendment.

This Post-Effective Amendment No. 36 does not supersede Post-Effective Amendment No. 35 filed on April 20, 2017.

Part A

Supplement Dated December 28, 2017 to your Prospectus Dated May 1, 2017

This supplement addresses the proposed reorganization of the HIMCO VIT Index Fund (the “HIMCO Index Fund”), a series of HIMCO Variable Insurance Trust (the “HIMCO Trust”). The Index Fund is offered as an investment option under certain variable annuity contracts (“Contracts”) issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (together “Hartford Life”), including your Contract. The HIMCO Index Fund is referred to as the “Target Fund.”
This supplement addresses:

•	The proposed reorganization

•	The new investment option

•	Other changes that will apply if the proposed reorganization is approved

All capitalized terms not defined herein have the meanings ascribed to them in the Prospectus.
The Proposed Reorganization
At meetings held on September 15, 2017 and December 1, 2017, the Board of Trustees of the HIMCO Trust (the “HIMCO Board”), including the Trustees who are not “interested persons” of the HIMCO Trust, as defined in the 1940 Act, considered and approved an Agreement and Plan of Reorganization for the Target Fund and agreed to submit to shareholders the proposal to approve the Agreement and Plan of Reorganization. As a Contract Holder, you have the right to instruct your insurance company (the legal owner of the Target Fund's outstanding shares) on how to vote the shares of the Target Fund that are attributable to your Contract.
The shareholder meeting of the Target Fund, a series of the HIMCO Trust will be held on or about April 4, 2018 (the “Special Meeting”). The purpose of the Special Meeting is for shareholders of the Target Fund to vote on a proposal that would reorganize the Target Fund into a corresponding series of BlackRock Variable Series Funds, Inc. (the “Acquiring Corporation”) as shown in the table below.

Name of Target Fund and Class of Shares	Name of Acquiring Fund and Class of Shares
HIMCO VIT Index Fund Class IA Shares Class IB Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares Class III Shares

If approved by shareholders of the Target Fund at the Special Meeting, the Reorganization is expected to occur on or about April 23, 2018 (“Date of Reorganization”). Pursuant to the Agreement and Plan of Reorganization, each shareholder of the Target Fund at the time of the Reorganization will receive shares of the corresponding class of shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Target Fund immediately before the Reorganization.
The Reorganization will not cause fees and charges currently being paid under your Contract to be greater after the Reorganization than before the Reorganization, and the net portfolio expense ratio of each Acquiring Fund is expected to be lower than that of the corresponding Target Fund immediately following the applicable Reorganization. Neither your rights nor your insurance company’s obligations under your Contract will be altered as a result of the Reorganization. In addition, any transfer of your contract value from a Subaccount investing in the Target Fund as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed.
If the proposed reorganization is approved, the HIMCO Index Fund would cease to exist at the Date of Reorganization. In addition, and as discussed further below, effective on the Date of Reorganization:

•	The BlackRock S&P 500 Index V.I. Fund would replace the HIMCO Index Fund as an investment option under the Contracts.

•
Contract Owners with Contract Values allocated to the HIMCO Index Fund on the Date of Reorganization would have their Contract Values automatically reallocated to the BlackRock S&P 500 Index V.I. Fund.

The proposed reorganization would take place at relative net asset value with no change in the dollar amount of any Contract Values. Contract Owners would not bear any costs as a result of the proposed reorganization, and the proposed reorganization would not result in any tax liability for Contract Owners.
Prior to or after the Date of Reorganization, Contract Owners may reallocate their Contract Values among the investment options available under their Contracts. However, if you own an optional living and/or death benefit rider, please be aware you may be required to comply with investment restrictions in order to maintain your rider. As discussed further below, if the proposed reorganization is approved, investment restrictions under the Contracts will be changed.
New Investment Option
If the proposed reorganization is approved, effective on the Date of Reorganization, the BlackRock S&P 500 Index V.I. Fund will replace the HIMCO Index Fund as an investment option under the Contracts.
In the section entitled "Fee Tables” the following changes are made:
The minimum expense number reflected in the minimum and maximum total fund operating expenses table is 0.16%.
The following information is added alphabetically to the fund table in "The Funds":

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	To seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index.	BlackRock Advisors, LLC
The following language is added as the last sentence of the introduction to the Accumulation Unit Values table:
There is no information for the BlackRock S&P 500 Index V.I. Fund because as of December 31, 2016, the Sub-Account had not commenced operations.
For a complete description of the investment objectives, principal investment strategies, and principal risks of the HIMCO Index Fund, please refer to their currently effective prospectuses, which you can request free of charge by calling 1-800-862-6668, by sending an e-mail to hvitfunds@himco.com, or visiting www.hvitfunds.com/fund-literature. For a complete description of the investment objectives, principal investment strategies, and principal risks of the BlackRock S&P 500 Index V.I. Fund, please refer to their currently effective prospectuses, which you can request free of charge by calling 1-800-441-7762; writing to “BlackRock Variable Series Funds, Inc.” at 100 Bellevue Parkway, Wilmington, Delaware 19809; or visiting www.blackrock.com. You may also call Hartford Life at 1-800-862-6668 or visit www.thehartford.com/annuities.
Other Changes
If the proposed reorganization is approved, please note the following changes to the Contracts that may impact you:
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the HIMCO Index Fund on the Date of Reorganization, Hartford Life will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Date of Reorganization.
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the HIMCO Index Fund on the Date of Reorganization, it will continue to run without interruption. All Contract Value in the HIMCO Index Fund will be automatically transferred to the BlackRock S&P 500 Index V.I. Fund. Additionally, Hartford Life will automatically update your existing Automatic Income Program to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Date of Reorganization.
Allocation Models (Pre-defined or custom “self-select”): If you are invested in an Asset Allocation Model that includes the HIMCO Index Fund on the Date of Reorganization, the model will be automatically updated to replace the HIMCO Index Fund with the BlackRock S&P 500 Index V.I. Fund. If you are in a “self-select” model and would like

2

to change your selections or you would like to invest in a different model, you may provide Hartford Life with new instructions at any time prior to the Date of Reorganization.

Hartford Life will make the above-referenced changes with respect to the HIMCO Index Fund only if the reorganization is approved. Please note that the reorganization may or may not be approved.
All references and information contained in the prospectus for your Contract related to the HIMCO Index Fund are deleted and replaced with the BlackRock S&P 500 Index V.I. Fund.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7706

3

Part C

OTHER INFORMATION
Item 24. Financial Statements and Exhibits

(a)
All financial statements are incorporated in Part A of this Post-Effective Amendment No. 36, by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 033-63935), as filed on April 20, 2017.

(b)	Exhibits:
	(1)	Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
	(2)	Not applicable.
	(3)	a) Assignment and Novation Agreement.(6) Consent to Assignment and Novation Agreement.(6) Principal Underwriter Agreement(6)
b) Form of Dealer Sales Agreement.(1)
	(4)	Form of Variable Annuity Contract.(2)
	(5)	Form of Application.(2)
	(6)	(a) Restated and Amended Articles of Incorporation of Union Security Insurance Company.(3)
(b) Restated By-Laws of Union Security Insurance Company.(4)
	(7)	Reinsurance Contract and Administrative Services Agreement.(1)
(8)
Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds(4)
(b) AllianceBernstein Variable Products Series Fund, Inc.(4)
(c) Federated Insurance Series(4)
(d) Van Eik VIP Trust(4)
(e) Wells Fargo Variable Trust Funds

	(9)	(a) Opinion and Consent of Counsel.
	(10)	(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
(b) Consent of Deloitte & Touche LLP.
	(11)	No Financial Statements are omitted.
	(12)	Not applicable.
	(13)	Not applicable.
	(26)	Subsidiary List(7)
	(99)	Copy of Power of Attorney.
(1)         Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed on April 19, 2002.
(2)         Incorporated by reference to the Initial Registration Statement File No. 033-63935 filed on November 16, 1995.
(3)         Incorporated by reference to Post-Effective Amendment No. 24 to the Registration File No. 333-43799, filed April 22, 2013.
(4)         Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 033-63935 filed on April 27, 2009.
(5)         Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement, File No. 333-63935, filed on April 25, 2012.
(6)         Incorporated by reference to Post Effective Amendment No. 29, to the Registration Statement File No. 33-63935, filed on November 14, 2012.
(7)         Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4, File No. 333-43799, filed on December 28, 2017.

Item 25. Directors and Officers of Depositor

Name and Address	Position and Offices With Depositor
Tammy L. Schultz (1)	Chairman, President and Chief Exective Officer
Tamrha V. Mangelsen (2)	Chief Financial Officer, Treasurer, Assistant Secretary
Paula SeGuin (3)	Vice President, Director
Eric Kurzrok (4)	Director
Keith Demmings (5)	Director
Richard Dzaidzio (4)	Director
________________________________
(1)            Address: 440 Mt. Rushmore Road, Rapid City, S.D. 57701
(2)            Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3)            Address: 212 Highbridge St., Suite D, Fayetteville, NY 13066
(4)            Address: Assurant, Inc., 28 Liberty Street, New York, NY 10005

(5)	Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

Item 26. Persons Controlled By or Under Control With the Depositor or Registrant.
Incorporated by reference to Post Effective Amendment No. 30 to the Registration Statement on Form N-4, File No. 333-43799, filed on December 28, 2017.
Items 27. Number of Contract Owners
As of October 31, 2017 there were 17,849 Contract Owners.
Item 28. Indemnification
Union Security Insurance Company’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.
There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.
Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a)         HSD acts as principal underwriter for the following investment companies:
Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Union Security Life Insurance Company of New York - Separate Account A
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D

(b)      Directors and Officers of HSD:

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive, Woodbury, MN 55125

(c)       None.

Item 30. Location of Accounts and Records
The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution:	One Hartford Plaza, Hartford, CT 06155

Item 31.  Management Services
Effective April 1, 2001, Union Security Insurance Company (“Union Security”) contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company (“Hartford Life”), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32.  Undertakings
(a)            The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.
(b)            The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional

Information.
(c)             The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)            The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Hartford, County of Hartford, and State of Connecticut on December 28, 2017.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:	Tammy L. Schultz	*By:	/s/ Lisa Proch
	Tammy L. Schultz		Lisa Proch
	Chairman, President and Chief Executive Officer*		Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	Tammy L. Schultz
Tammy L. Schultz
Chairman, President and Chief Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Paula SeGuin, Vice President, Director*
Eric Kurzrok, Director*
Keith Demmings, Director*
Richard Dzaidzio, Director*
Tammy L. Schultz, Chairman, President and Chief Executive Officer*	*By:	/s/ Lisa Proch
Tamrha V. Mangelsen, Chief Financial Officer, Treasurer, Assistant Secretary*		Lisa Proch Attorney-in-Fact
	Date:	December 28, 2017

033-63935

EXHIBIT INDEX

9(a)	Opinion and Consent of Counsel.
10(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
10(b)	Consent of Deloitte & Touche LLP.
99	Copy of Power of Attorney.